Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$ 2,689	$ 2,714	$ 2,724
Operating cash flows paid for interest portion of finance leases	68	62	58
Financing cash flows paid for principal portion of finance leases	62	50	34
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	591	1,254	1,679
Finance leases	$ 232	$ 278	$ 313